INVESTMENT IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Mar. 31, 2025
Interest in Other Entities [Abstract]
Disclosure of joint ventures

Net book value as at March 31, 2023	$530.7
Cash contributions to equity accounted investees	19.9
Non-cash contributions to equity accounted investees	6.0
Share of after-tax profit before elimination of unrealized profits	80.7
Elimination of unrealized profits on transactions with equity accounted investees – net	(8.5)
Dividends received from equity accounted investees	(37.1)
Transfers and others	1.1
Foreign currency exchange differences	(4.0)
Net book value as at March 31, 2024	$588.8
Non-cash contributions to equity accounted investees	13.0
Acquisition of control of SIMCOM (Note 2)	(131.0)
Share of after-tax profit before elimination of unrealized profits	96.2
Elimination of unrealized profits on transactions with equity accounted investees – net	(7.8)
Dividends received from equity accounted investees	(28.7)
Dividends declared but not yet received from equity accounted investees	(7.2)
Transfers and others	0.7
Foreign currency exchange differences	35.1
Net book value as at March 31, 2025	$559.1

Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2025	2024
Accounts receivable (Note 11)	$63.2	$58.8
Contract assets	22.3	34.2
Other non-current assets	39.5	22.9
Accounts payable and accrued liabilities (Note 19)	14.9	4.7
Contract liabilities	57.5	64.9

The Company’s transactions with its equity accounted investees are as follows:

	2025	2024
Revenue	$278.7	$258.7
Purchases	1.4	6.0
Other income	2.4	0.6
The compensation expense of key management for employee services recognized in income are as follows:

	2025	2024
Salaries and other short-term employee benefits	$12.5	$6.6
Post-employment benefits – defined benefit plans	2.0	3.8
Costs related to the CEO's terms of departure	6.3	—
Termination benefits	5.0	2.1
Share-based payments expense	22.2	4.4
	$48.0	$16.9